NET INCOME PER SHARE	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Earnings per share:
NET INCOME PER SHARE

NOTE 19 - NET INCOME PER SHARE

The computation of basic and diluted net income per share for the six months ended September 30, 2024 and 2023 is as follows:

	Thousands of Yen except share and per share data
	For the Six Months Ended September 30,
	2024	2023

Numerator:
Net income	¥369,155	¥45,821
Denominator:
Weighted average number of common shares outstanding used in calculating basic/diluted net income per share
Basic and Diluted	21,652,110	20,586,530
Net income per share
Basic and Diluted	17.05	2.23

There were no dilutive securities excluded from the computation of diluted net income (loss) per share for the six months ended September 30, 2024 and 2023.

NOTE 18 - NET INCOME PER SHARE

The computation of basic and diluted net income per share for the years ended March 31, 2024 and 2023 is as follows:

	Thousands of Yen except share and per share data
	For the Fiscal Years Ended March 31,
	2024	2023

Numerator:
Net income	¥323,605	¥354,025
Denominator:
Weighted average number of common shares outstanding used in calculating basic/diluted net income per share
Basic and Diluted	21,053,384	20,374,500
Net income per share
Basic and Diluted	15.37	17.38

There were no dilutive securities excluded from the computation of diluted net income (loss) per share for the year ended March 31, 2024 and 2023.